Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, on its consolidated balance sheets:

	December 31, 2018	December 31, 2017
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$374	$90
Foreign exchange forward contracts designated as hedging instruments	-	263

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(196)	(921)
Foreign exchange forward contracts designated as hedging instruments	(628)	-
	$(450)	$(568)